Other Administrative Expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
General maintenance expenses	R$ 896,232	R$ 895,734	R$ 889,077
Technology maintenance expenses	2,383,988	2,577,479	2,474,348
Advertising	521,964	540,593	621,425
Communications	501,765	421,522	353,271
Per diems and travel expenses	163,057	72,647	71,840
Taxes other than income tax	173,147	148,950	202,440
Surveillance and cash courier services	524,680	548,759	597,946
Insurance premiums	26,783	21,977	22,374
Specialized and technical services	2,397,149	2,228,715	2,184,139
Technical reports	512,257	425,767	355,343
Others specialized and technical services	1,884,892	1,802,948	1,828,795
Other administrative expenses (1)	1,159,950	886,742	873,857
Total	R$ 8,748,715	R$ 8,343,118	R$ 8,290,717